Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Total	Common Stock	Additional Paid in Capital	Stock Payable	Accumulated Deficit	Receivable Related to Employee Equity Awards	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock
Balance at Dec. 31, 2023	$ 5,658,989	$ 1	$ 97,583,906	$ 5,233	$ (91,930,152)		$ 1	$ 0
Balance (in Shares) at Dec. 31, 2023		5,937					141.397
Preferred Stock conversion To Common Stock	0	$ 0	1	0	0		$ (1)	0
Preferred Stock conversion To Common Stock (in Shares)		5					(123.909)
Common stock issued for cash	1,148,470	$ 0	1,148,470	0	0		$ 0	0
Common stock issued for cash (in Shares)		3,671
Common Stock issued for Warrant Exercise	5,368,364	$ 52	5,368,312	0	0		0	0
Common Stock issued for Warrant Exercise (in Shares)		520,922
Common Stock issued for Cashless Warrant Exercise	1,320,567	$ 0	1,320,567	0	0		0
Common Stock issued for Cashless Warrant Exercise (in Shares)		6,327
Fair value of vested Common Stock	80,000	$ 0	80,000	0	0		0	0
Fair value of vested stock options (in Shares)		46
Fair value of vested stock options	491,924	$ 0	491,924	0	0		0	0
Stock Payable Towards preference Dividend	0	0	5,233	(5,233)	0		0
Net Income (Loss)	(11,507,947)	0	0	0	(11,507,947)		0	0
Balance at Dec. 31, 2024	2,560,366	$ 53	105,998,412	0	(103,438,099)		$ 0	$ 0
Balance (in Shares) at Dec. 31, 2024		536,908					17.488	0
Common stock issued for cash	1,003,218	$ 21	1,003,197		0		$ 0	$ 0
Common stock issued for cash (in Shares)		215,482
Fair value of vested stock options	132,279	$ 0	132,279		0		0	0
Fair value of vested restricted stock units	39,530	0	39,530		0		0	0
Net Income (Loss)	(2,262,242)	0	0		(2,262,242)		0	0
Balance at Jun. 30, 2025	1,473,151	$ 74	107,173,418		(105,700,341)		$ 0	$ 0
Balance (in Shares) at Jun. 30, 2025		752,390					17.488	0
Balance at Dec. 31, 2024	2,560,366	$ 53	105,998,412	0	(103,438,099)		$ 0	$ 0
Balance (in Shares) at Dec. 31, 2024		536,908					17.488	0
Common stock issued for cash	1,218,244	$ 26	1,218,218	0	0		$ 0	$ 0
Common stock issued for cash (in Shares)		260,030
Common stock issued for fundraising	4,514,481	$ 37	4,514,444	0	0		0	0
Common stock issued for fundraising (in Shares)		379,539
Fair value of vested advisory warrant	665,030	$ 0	665,030	0	0		0	0
Fair value of vested stock options	143,122	0	143,122	0	0		0	0
Fair value of vested restricted stock awards	186,287	0	186,287	0	0		0	0
Net Income (Loss)	(7,027,410)	0	0	0	(7,027,410)		0	0
Balance at Dec. 31, 2025	2,260,120	$ 116	112,725,513	0	(110,465,509)	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2025		1,176,477					17.488	0
Balance at Mar. 31, 2025	1,752,885	$ 55	106,227,259		(104,474,429)		$ 0	$ 0
Balance (in Shares) at Mar. 31, 2025		562,213					17.488	0
Common stock issued for cash	857,415	$ 19	857,396		0		$ 0	$ 0
Common stock issued for cash (in Shares)		190,177
Fair value of vested stock options	49,233	$ 0	49,233		0		0	0
Fair value of vested restricted stock units	39,530	0	39,530		0		0	0
Net Income (Loss)	(1,225,912)	0	0		(1,225,912)		0	0
Balance at Jun. 30, 2025	1,473,151	$ 74	107,173,418		(105,700,341)		$ 0	$ 0
Balance (in Shares) at Jun. 30, 2025		752,390					17.488	0
Balance at Dec. 31, 2025	2,260,120	$ 116	112,725,513	$ 0	(110,465,509)	0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2025		1,176,477					17.488	0
Common stock issued for cash	357,684	$ 8	357,676		0	0	$ 0	$ 0
Common stock issued for cash (in Shares)		82,174
Fair value of vested stock options	8,292	$ 0	8,292		0	0	0	0
Common stock issued for cash - private fundraising	158,013	$ 6	158,007
Common stock issued for cash - private fundraising (in Shares)		66,846
Fair value allocated to warrants during fundraising	2,432,783	$ 0	2,432,783		0	0	0	0
Fair value allocated to prefunded warrants during fundraising	1,209,206	0	1,209,206		0	0	$ 0	$ 0
Fair value of vested restricted stock awards	101,175	$ 3	101,172		0	0
Fair value of vested restricted stock awards (in Shares)		29,326					0	0
Fair value of vested restricted stock units	933,907	$ 15	1,006,873		0	(72,981)
Fair value of vested restricted stock units (in Shares)		145,015					0	0
Net Income (Loss)	(1,151,489)	$ 0	0		(1,151,489)	0	$ 0	$ 0
Balance at Jun. 30, 2026	6,309,691	$ 148	117,999,522		(111,616,998)	(72,981)	$ 0	$ 0
Balance (in Shares) at Jun. 30, 2026		1,499,838					17.488	0
Balance at Mar. 31, 2026	1,786,885	$ 122	113,563,705		(111,776,942)	0	$ 0	$ 0
Balance (in Shares) at Mar. 31, 2026		1,240,751					17.488	0
Common stock issued for cash	93,936	$ 2	93,934		0	0	$ 0	$ 0
Common stock issued for cash (in Shares)		17,900
Fair value of vested stock options	384	$ 0	384		0	0	0	0
Common stock issued for cash - private fundraising	158,013	$ 6	158,007		0		0	0
Common stock issued for cash - private fundraising (in Shares)		66,846
Fair value allocated to warrants during fundraising	2,432,783	$ 0	2,432,783		0	0	0
Fair value allocated to prefunded warrants during fundraising	1,209,206	0	1,209,206		0	0	0	0
Fair value of vested restricted stock awards	70,588	$ 3	70,585			0	0	0
Fair value of vested restricted stock awards (in Shares)		29,326
Fair value of vested restricted stock units	397,952	$ 15	470,918		0	(72,981)	0	0
Fair value of vested restricted stock units (in Shares)		145,015
Net Income (Loss)	159,944	$ 0	0		159,944	0	0	0
Balance at Jun. 30, 2026	$ 6,309,691	$ 148	$ 117,999,522		$ (111,616,998)	$ (72,981)	$ 0	$ 0
Balance (in Shares) at Jun. 30, 2026		1,499,838					17.488	0